Litigation	12 Months Ended
Dec. 31, 2012
Litigation
37 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including estimated fees and expenses of external lawyers and other service providers) and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed below the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.

The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
2012

CHF million

Balance at beginning of period	870

Increase in litigation accruals	774

Decrease in litigation accruals	(87)

Decrease for settlements and other cash payments	(373)

Foreign exchange translation	(27)

Balance at end of period	1,157

The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed below for which the Group believes an estimate is possible is zero to CHF 1.7 billion.

After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.

Research-related litigation
Putative class action lawsuits were filed against Credit Suisse Securities (USA) LLC (CSS LLC) in the wake of publicity surrounding the 2002 industry-wide governmental and regulatory investigations into research analyst practices, with In re Credit Suisse – AOL Securities Litigation, filed in the US District Court for the District of Massachusetts, being the remaining outstanding matter. The case was brought on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) who have alleged that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. The second amended complaint in this action asserted federal securities fraud and control person liability claims against CSS LLC and certain affiliates and former employees of CSS LLC. Plaintiffs estimated damages of approximately USD 3.9 billion. On January 13, 2012, the district court granted summary judgment in favor of the defendants upon its determination to preclude a plaintiff expert witness. On May 17, 2012, the court denied the plaintiffs’ motion for reconsideration. On November 15, 2012, the plaintiffs filed an appeal and on January 7, 2013, the defendants filed an opposition to plaintiffs’ motion. On February 4, 2013, plaintiffs filed their reply brief and oral argument on the motion was held on March 6, 2013.

Enron-related litigation
Two Enron-related actions remain pending against CSS LLC and certain of its affiliates, both in the US District Court for the Southern District of Texas. In these actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. A motion to dismiss is pending.

NCFE-related litigation
Since February 2003, lawsuits have been pending against CSS LLC and certain of its affiliates with respect to services that it provided to National Century Financial Enterprises, Inc. and its affiliates (NCFE). From January 1996 to May 2002, CSS LLC acted as a placement agent for bonds issued by NCFE that were to be collateralized by health-care receivables and, in July 2002, as a placement agent for a sale of NCFE preferred stock. From December 2000 through November 2002, an affiliate of CSS LLC acted as administrative agent for, and entered into participation agreements in, an asset-backed liquidity facility issued by NCFE that was also to be collateralized by health care receivables. NCFE filed for bankruptcy protection in November 2002. In these lawsuits, which were consolidated as a Multi-District Litigation in the US District Court for the Southern District of Ohio (SDO) for pre-trial purposes, investors holding approximately USD 1.9 billion face amount of NCFE’s bonds and approximately USD 12 million in preferred stock sued numerous defendants, including the founders and directors of NCFE, the trustees for the bonds, NCFE’s auditors and law firm, the rating agencies that rated NCFE’s bonds and NCFE’s placement agents, including CSS LLC. The lawsuits asserted claims for breach of contract, negligence, fraud and violation of federal and state securities laws and generally alleged that CSS LLC and/or its affiliates knew or should have known that the health care receivables purportedly backing the bonds were either ineligible for the programs or non-existent. In April 2009, CSS LLC settled with the New York City Pension Fund bond investor plaintiffs for an amount covered by existing provisions. On September 25, 2012, venue for the bond investor lawsuits was transferred to the SDNY and on November 27, 2012 the suits were consolidated for trial. On October 26, 2012, the SDO issued a decision which granted CSS LLC’s summary judgment motion to dismiss all the claims brought by the investor in NCFE preferred stock. On November 16, 2012, that equity investor filed a notice of appeal of that decision to the US Court of Appeals for the Sixth Circuit and on February 15, 2013 filed its appellant’s brief and appendix. On November 28, 2012, the SDNY issued an order providing that trial of the bond investor cases would begin April 1, 2013. On December 28, 2012, the SDNY issued an order in the bond investor lawsuits directing all parties to engage in settlement discussions in advance of trial. On January 25, 2013, the SDNY issued an order in the bond investor lawsuits holding that in the event CSS LLC or its remaining affiliate in the litigation, and NCFE’s former CEO Lance Poulsen, the only other remaining defendant, were ultimately found liable on certain of the claims at trial, the remaining defendants, including CSS LLC and/or its affiliate, would be jointly and severally liable for the losses relating to those claims, subject to an appropriate reduction for settlements entered into by the bond investors and former defendants. On March 13, 2013, CSS LLC and its affiliate entered into agreements to settle the bond investor lawsuits and resolve all remaining bond investor claims for an amount partially covered by existing provisions.

Refco-related litigation
In March 2008, CSS LLC was named, along with other financial services firms, accountants, lawyers, officers, directors and controlling persons, as a defendant in an action filed in New York State court by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SphinX Trust, which holds claims that belonged to PlusFunds Group, Inc. (PlusFunds), the investment manager for the SPhinX Funds. The operative amended complaint in the suit asserted claims against CSS LLC for aiding and abetting breaches of fiduciary duty and aiding and abetting fraud by Refco’s insiders in connection with Refco’s August 2004 notes offering and August 2005 IPO. Plaintiffs sought to recover from defendants more than USD 800 million, consisting of USD 263 million that the SphinX Managed Futures Fund, a SPhinX fund, had on deposit and lost at Refco, several hundred million dollars in alleged additional “lost enterprise” damages of PlusFunds, and pre-judgment interest. In March 2008, CSS LLC and certain other defendants removed the action to the SDNY. In November 2008, CSS LLC filed a motion to dismiss the amended complaint. In February 2012, the court granted in part and denied in part CSS LLC’s motion to dismiss. The court dismissed Plaintiffs’ claim for aiding and abetting breach of fiduciary duty with prejudice. The court also granted the motion with respect to part of Plaintiffs’ claim for aiding and abetting fraud, but denied the motion with respect to part of that claim. In August 2012, CSS LLC filed a motion for summary judgment with respect to the remaining part of Plaintiffs’ aiding and abetting fraud claim. In December 2012, the court granted the motion, thus dismissing CSS LLC from the case. The court has not yet issued a final judgment as to CSS LLC, and the dismissal of the claims against CSS LLC will be subject to appeal.

Mortgage-related matters
CSS LLC and certain of its affiliates have received requests for information from certain regulators and/or government entities regarding the origination, purchase, securitization and servicing of subprime and non-subprime residential mortgages and related issues. CSS LLC and its affiliates are cooperating with such requests.

On November 16, 2012, CSS LLC and certain of its affiliates settled an administrative proceeding with the SEC, which involved potential claims against them relating to settlements of claims against originators involving loans included in a number of their securitizations, by agreeing to pay approximately USD 120 million. This settlement also covered allegations with respect to two RMBS issued in 2006 that CSS LLC and such affiliates made misstatements in SEC filings regarding when they would repurchase mortgage loans from trusts if borrowers missed the first payment due. CSS LLC and such affiliates agreed to an order, without admitting or denying the allegations, requiring them to cease and desist from violations of Section 17(a)(2) and (3) of the Securities Act of 1933 and requiring one such affiliate to cease and desist from violations of Section 15(d) of the Securities Exchange Act of 1934. A separate possible action, which involved potential claims against CSS LLC relating to due diligence conducted for two mortgage-backed securitizations and corresponding disclosures, formally was closed by the SEC, without any enforcement action, on November 19, 2012.

Following an investigation, on November 20, 2012, the New York Attorney General, on behalf of the State of New York, filed a civil action in the Supreme Court for the State of New York, New York County (SCNY) against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The action, which references 64 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors regarding the due diligence and quality control performed on the mortgage loans underlying the RMBS at issue, seeks an unspecified amount of damages, and is at an early procedural point.

CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases include class action lawsuits and putative class action lawsuits, actions by individual investors in RMBS, actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS, and repurchase actions by RMBS trusts or investors on behalf of trustees. Although the allegations vary by lawsuit, plaintiffs in the class and putative class actions and individual investor actions generally allege that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued; monoline insurers allege that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization; and repurchase action plaintiffs allege breached representations and warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance. Further, amounts attributable to an “operative pleading” for the individual investor actions are not altered for settlements, dismissals or other occurrences, if any, that may have caused the amounts to change subsequent to the operative pleading. In addition to the mortgage-related actions discussed below, a number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various RMBS issuances, and CSS LLC and/or its affiliates have entered into agreements with some of those entities to toll the relevant statutes of limitations.

Class action litigations
In class actions and putative class actions against CSS LLC as an underwriter of other issuers’ RMBS offerings, CSS LLC generally has contractual rights to indemnification from the issuers. However, some of these issuers are now defunct, including affiliates of IndyMac Bancorp (IndyMac) and Thornburg Mortgage (Thornburg). With respect to IndyMac, CSS LLC is named as a defendant in two class actions pending in the SDNY brought on behalf of purchasers of securities in various IndyMac RMBS offerings. In one class action, In re IndyMac Mortgage-Backed Securities Litigation, CSS LLC is named along with numerous other underwriters and individual defendants related to approximately USD 9.0 billion of IndyMac RMBS offerings. CSS LLC served as an underwriter with respect to approximately 32% of the IndyMac RMBS at issue or approximately USD 2.9 billion. Certain investors seek to intervene in the action to assert claims with respect to additional RMBS offerings, including two RMBS offerings underwritten by CSS LLC. In those two offerings, CSS LLC underwrote RMBS with an aggregate principal amount of USD 912 million. The SDNY has denied these motions to intervene, and the proposed intervenors are now appealing that ruling. In addition, plaintiffs filed a motion for reconsideration of the court’s June 21, 2010 decision on defendants’ motion to dismiss. The motion sought to reinstate claims with respect to previously-dismissed RMBS offerings, including 18 additional RMBS offerings underwritten by CSS LLC, with an aggregate principal amount of approximately USD 6.0 billion for which CSS LLC served as an underwriter (of which USD 912 million also is subject to the appeal of the intervention motion). On November 16, 2012, the SDNY denied that motion without prejudice to renewal at a later date. In the other IndyMac-related class action, Tsereteli v. Residential Asset Securitization Trust 2006-A8, CSS LLC is the sole underwriter defendant related to a USD 632 million IndyMac RMBS offering, of which CSS LLC underwrote USD 603 million of certificates. On November 8, 2012, the Second Circuit decided to hear CSS LLC’s interlocutory appeal of the SDNY order granting plaintiff’s motion for class certification. With respect to Genesee County Employees’ Retirement System v. Thornburg, CSS LLC is a named defendant in a putative class action pending in the US District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for approximately USD 5.5 billion of Thornburg RMBS offerings. CSS LLC served as an underwriter with respect to approximately 6.4% of the Thornburg RMBS at issue or approximately USD 354 million. All defendants have agreed to a settlement in principle in the aggregate amount of USD 11.25 million, which is subject to court approval. A further class action lawsuit pending in the SDNY against CSS LLC and certain affiliates and employees, New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5, relates to two RMBS offerings, totaling approximately USD 1.6 billion, sponsored and underwritten by the Credit Suisse defendants.

Individual investor actions
CSS LLC and, in some instances, its affiliates, as an RMBS issuer, underwriter and/or other participant, and in some instances its employees, along with other defendants, are defendants in: two actions brought by Cambridge Place Investment Management Inc. in Massachusetts state court, in which claims against CSS LLC, following the court’s motion to dismiss ruling dismissing certain claims, relate to less than USD 525 million of the RMBS at issue, in an amount to be determined; one action brought by The Charles Schwab Corporation in California state court, in which claims against CSS LLC and its affiliates relate to USD 125 million of the RMBS at issue (approximately 9% of the USD 1.4 billion at issue against all defendants in the operative pleading); one action brought by the Federal Deposit Insurance Corporation (FDIC), as receiver for Citizens National Bank and Strategic Capital Bank in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 28 million of the RMBS at issue (approximately 20% of the USD 141 million at issue against all defendants in the operative pleading); four actions brought by the FDIC, as receiver for Colonial Bank: one action in the SDNY, in which claims against CSS LLC relate to approximately USD 92 million of the RMBS at issue (approximately 23% of the USD 394 million at issue against all defendants in the operative pleading), two actions in the US District Court for the Central District of California, in which claims against CSS LLC relate to approximately USD 58 million of the RMBS at issue (approximately 10% of the USD 553 million at issue against all defendants in the operative pleadings), and one action in the US District Court for the Middle District of Alabama, in which claims against CSS LLC and its affiliates relate to approximately USD 153 million of the RMBS at issue (approximately 49% of the USD 311 million at issue against all defendants in the operative pleading); seven individual actions brought by the Federal Home Loan Banks of Seattle, San Francisco, Chicago, Indianapolis and Boston in various state and federal courts, in which claims against CSS LLC and its affiliates relate to approximately USD 3.2 billion of the RMBS collectively at issue (approximately 9% of the USD 36 billion at issue against all defendants in the operative pleadings); five actions brought by the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, in the SDNY, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 19 billion of the RMBS at issue (approximately 29% of the USD 65 billion at issue against all defendants in the operative pleadings); one action brought by John Hancock Life Insurance Co. (U.S.A.) and affiliated entities in the US District Court for the District of Minnesota, in which claims against CSS LLC relate to an unstated amount of the RMBS at issue; two actions brought by Landesbank Baden-Württemberg and affiliated entities in the SDNY, in which claims against CSS LLC relate to approximately USD 200 million of the RMBS at issue (100% of the total amount at issue against all defendants in the operative pleadings); two actions brought by Massachusetts Mutual Life Insurance Company in the US District Court for the District of Massachusetts, in which claims against CSS LLC and its employee relate to approximately USD 107 million of the RMBS at issue (approximately 97% of the USD 110 million at issue against all defendants in the operative pleadings); one action brought by the National Credit Union Administration Board, as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union in the US District Court for the District of Kansas, in which claims against CSS LLC and its affiliates relate to approximately USD 715 million of the RMBS at issue (100% of the total amount at issue against all defendants in the operative pleading); one action brought by Phoenix Light SF Ltd. and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 362 million of the RMBS at issue (approximately 13% of the USD 2.8 billion at issue against all defendants in the operative pleading); one action brought by Royal Park Investments SA/NV in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 360 million of the RMBS at issue (approximately 4% of the USD 8.4 billion at issue against all defendants in the operative pleading); one action brought by Watertown Savings Bank in the SCNY, in which claims against CSS LLC and its affiliates relate to an unstated amount of the RMBS at issue; one action brought by the West Virginia Investment Management Board in West Virginia state court, in which claims against CSS LLC relate to approximately USD 6 million of the RMBS at issue (approximately 35% of the USD 17 million at issue against all defendants in the operative pleading); and one action brought by the Western & Southern Life Insurance Company and affiliated entities in Ohio state court, in which claims against CSS LLC and its affiliates relate to approximately USD 260 million of the RMBS at issue (approximately 94% of the USD 276 million at issue against all defendants in the operative pleading).

CSS LLC and certain of its affiliates and/or employees are the only defendants named in: one action brought by Allstate Insurance Company in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 232 million of RMBS; one action brought by Deutsche Zentral-Genossenschaftsbank AG, New York Branch in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 138 million of RMBS; one action brought by IKB Deutsche Industriebank AG and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 97 million of RMBS; one action brought by Minnesota Life Insurance Company and affiliated entities in the US District Court for the District of Minnesota, in which claims against CSS LLC and its affiliates relate to approximately USD 43 million of RMBS; one action brought by The Prudential Insurance Company of America and affiliated entities in the US District Court for the District of New Jersey, in which claims against CSS LLC and its affiliates relate to approximately USD 466 million of RMBS; one action brought by Sealink Funding Limited in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 35 million of RMBS, following the March 1, 2013 filing of a complaint by the plaintiff which reduced the RMBS at issue by approximately USD 145 million; one action brought by Stichting Pensioenfonds ABP in the SCNY, in which claims against CSS LLC and its affiliates and employees relate to an unstated amount of RMBS; and one action brought by The Union Central Life Insurance Company and affiliated entities in the SDNY, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 65 million of RMBS.

These actions are at early or intermediate procedural points.
Monoline insurer disputes
CSS LLC and certain of its affiliates are defendants in two pending actions commenced by monoline insurers MBIA Insurance Corp. (MBIA) and Assured Guaranty Corp., that guaranteed payments of principal and interest that in aggregate total approximately USD 1.3 billion of RMBS issued in seven different offerings sponsored by Credit Suisse. One theory of liability advanced by the monoline insurers is that an affiliate of CSS LLC must repurchase affected mortgage loans from the trusts at issue. In addition, MBIA alleges a claim for fraudulent inducement. To date, the monoline insurers have submitted repurchase demands for loans with an aggregate original principal balance of approximately USD 2.6 billion. These actions are pending in the SCNY. In each action, plaintiff claims that the vast majority of the underlying mortgage loans breach certain representations and warranties, and that CSS LLC and its affiliates have failed to repurchase the allegedly defective loans. Discovery in these actions is ongoing. On February 27, 2013, CSS LLC and its affiliate settled the action brought by Ambac Assurance Corp. in the SCNY for an amount covered by existing provisions. On March 8, 2013, CSS LLC settled an action brought by MBIA in California state court in which MBIA purported to be subrogated to the rights of certain RMBS holders who purchased RMBS underwritten by CSS LLC; that settlement was covered by existing provisions.

Repurchase litigations
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in: one action brought by the FHFA, as conservator for Freddie Mac, on behalf of the Trustees of Home Equity Asset Trust 2006-5, Home Equity Asset Trust 2006-6 and Home Equity Asset Trust 2006-7, in which no damages amount is alleged; one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD 497 million; one action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which no damages amount is alleged; one action brought by Home Equity Asset Trust, Series 2006-8, in which no damages amount is alleged; and one action brought by Home Equity Asset Trust 2007-1, in which no damages amount is alleged. DLJ and its affiliate Select Portfolio Servicing, Inc. (SPS), are defendants in: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3, and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD 730 million, and allege that SPS obstructed the investigation into the full extent of the defects in the mortgage pools by refusing to afford the trustee reasonable access to certain origination files. These actions are brought in the SCNY and are at early procedural points.

Bank loan litigation
On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided for all four developments, which have been or are now in bankruptcy or foreclosure. Plaintiffs generally allege that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention to have the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. The claims originally asserted by the plaintiffs include Racketeer Influenced and Corrupt Organizations (RICO), fraud, negligent misrepresentation, breach of fiduciary duty, tortious interference and conspiracy, among others. Plaintiffs have demanded USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, is also named as a defendant. An amended complaint was filed against all of the defendants on January 25, 2010, adding six new homeowner plaintiffs in the same four real estate developments. On March 29, 2010, the Bank and its named affiliates moved to dismiss the amended complaint in its entirety. The Bank and its named affiliates argued that the claims against them fail because they had no relationship with the plaintiff homeowners, and made no representations to them, fraudulent or otherwise, so there is no legal basis for the plaintiffs’ claims against them. The Bank and its affiliates also argued, among other things, that the plaintiffs failed to plead the necessary elements of the claims asserted against them in the amended complaint. On March 31, 2011, the court dismissed the RICO claim with prejudice and dismissed certain other claims with leave to replead. A third amended complaint was filed on April 21, 2011, adding a Consumer Protection Act claim. On May 5, 2011, the Bank and its affiliates moved to dismiss the third amended complaint. On July 22, 2011, two developers moved to intervene in the lawsuit. On March 30, 2012, the court dismissed the unjust enrichment, fiduciary duty and Consumer Protection Act claims and limited fraud and negligent misrepresentation claims to three named plaintiffs. On September 17, 2012, plaintiffs filed a motion for class certification. On December 12, 2012, the Bank opposed the motion and oral argument is scheduled to take place on April 19, 2013.

Auction Rate Securities
On May 27, 2009, Elbit Systems Ltd (“Elbit”) filed a complaint against the Group in the US District Court for the Northern District of Illinois, seeking approximately USD 16 million related to the purchase of auction rate securities, alleging federal securities law claims and state law aiding and abetting fraud and unjust enrichment causes of action. The case was transferred to the SDNY, and the Group moved to dismiss the complaint for failure to state a claim and for being barred by a prior release. The motion to dismiss the complaint for being barred by a prior release was denied without prejudice, and the court ordered the parties to engage in limited discovery concerning the release. The parties exchanged discovery on that issue and the Group filed a motion for summary judgment. On February 7, 2012, the SDNY denied the Group’s summary judgment motion holding that a genuine dispute exists as to whether the prior release bars Elbit’s claims. On January 7, 2013, the SDNY denied the Group’s motion to dismiss the complaint for failure to state a claim.

Tax matters
Credit Suisse has been responding to subpoenas and other requests for information from the United States Department of Justice (DOJ), SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted and one former employee pleaded guilty to conduct while employed at other financial institutions that did not involve Credit Suisse. Credit Suisse received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and are continuing to cooperate with the authorities both in the US and Switzerland to resolve this matter in a responsible manner that complies with our legal obligations.

LIBOR-related matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including the Group. The Group, which is a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR), is cooperating fully with these investigations.

In particular, it has been reported that regulators are investigating whether financial institutions engaged in an effort to manipulate LIBOR, either individually or in concert with other institutions, in order to improve market perception of these institutions’ financial health and/or to increase the value of their proprietary trading positions. In response to regulatory inquiries, Credit Suisse commissioned a review of these issues. To date, Credit Suisse has seen no evidence to suggest that it is likely to have any material exposure in connection with these issues.

In addition, members of the US Dollar LIBOR panel, including Credit Suisse, have been named in various civil lawsuits filed in the US.
UK Financial Services Authority matter
On October 25, 2011, the UK Financial Services Authority announced a settlement with Credit Suisse (UK) Limited (CSUK) in respect of findings as to the adequacy of systems and controls relating to the suitability of sales of non-principal protected products in 2007 to 2009. Under the settlement, CSUK was fined GBP 5.95 million and was required to conduct a review of sales of such products in the relevant period to determine suitability. This review has now been completed and the regulatory action against CSUK in respect of this matter has concluded.

Bank
Litigation
35 Litigation
> Refer to “Note 37 – Litigation” in V – Consolidated financial statements – Credit Suisse Group for further information.